Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Share capital	Share purchase warrants	Contributed surplus	Deficit	Accumulated other comprehensive income	Total
Balance-beginning of period at Dec. 31, 2017	$ 1,310,473	$ 435	$ 61,799	$ (1,144,086)	$ 1,140	$ 229,761
Shares issued for cash-net of issue costs	4,549					4,549
Flow-through share premium	(1,337)					(1,337)
Shares issued on acquisition of additional mineral property interest (note 12)	17,529					17,529
Share options exercised - cash	0					0
Share options exercised - fair value adjustment	0		0			0
Share units exercised - fair value adjustment						0
Share-based compensation expense (note 20)			1,835			1,835
Net loss				(30,077)		(30,077)
Foreign currency translation					(13)	(13)
Balance-end of period at Dec. 31, 2018	1,331,214	435	63,634	(1,174,163)	1,127	222,247
Balance-beginning of period at Dec. 31, 2018	1,331,214	435	63,634	(1,174,163)	1,127	222,247
Shares issued for cash-net of issue costs	4,292					4,292
Flow-through share premium	(902)					(902)
Shares issued on acquisition of additional mineral property interest (note 12)	19					19
Share options exercised - cash	405					405
Share options exercised - fair value adjustment	140		(140)			0
Share units exercised - fair value adjustment	299		(299)			0
Share-based compensation expense (note 20)			2,222			2,222
Net loss				(18,141)		(18,141)
Foreign currency translation					7	7
Balance-end of period at Dec. 31, 2019	$ 1,335,467	$ 435	$ 65,417	$ (1,192,304)	$ 1,134	$ 210,149